Derivative Liability (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Change in fair value of derivative liability	$ 2,630,052		$ (2,545,918)
Gain on extinguishment of derivative liability	674,254
Extinguishment of derivative liability	1,302,653
Additional Paid-in Capital [Member]
Extinguishment of derivative liability	1,302,653
Addition [Member]
Change in fair value of derivative liability	$ 1,976,907